Concentration of Risk (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentrations of Risk [Abstract]
Cash deposited with financial institutions	$ 16,224	$ 414,938	$ 219,553
Amount in excess of the FDIC insurance